SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Digital Currency Assets
Activity related to our digital asset balances for the years ended December 31, 2023 and 2022 were as follows (in thousands):

	December 31, 2023	December 31, 2022
Digital assets, beginning of period	$724	$234,298
Digital asset mining revenue, net of receivables*	389,456	397,796
Mining proceeds from shared hosting	17,626	—
Proceeds from sales of digital assets	(404,686)	(444,353)
Gain from sales of digital assets	3,886	44,298
Impairment of digital assets	(4,406)	(231,315)
Payment of board fee	(316)	—
Digital assets, end of period	$2,284	$724
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*As of December 31, 2023 and 2022, there was $1.7 million and $0.8 million, respectively, of digital asset receivable included in prepaid expenses and other current assets on the consolidated balance sheets.
Schedule of Fair Value of Energy Forward Purchase Contract	he following table summarizes the fair value of the energy forward purchase contract on the Company’s Consolidated Balance Sheets (in thousands):

		Fair Value (Level 2) as of December 31,
	Financial statement line item	2023	2022
Energy forward purchase contract	Accrued expenses and other current liabilities	$2,262	$—

Derivative Instruments, Gain (Loss)
The Company recorded the following gains/(losses) related to the energy forward purchase contract on the Company’s Consolidated Statements of Operations (in thousands):

		Year Ended December 31,
	Financial statement line item	2023	2022
Energy forward purchase contract	Change in fair value of derivative instruments	$(3,918)	$—